Taxes on Income - Roll-Forward of Total Amounts of Company's Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 18,687	$ 19,633	$ 19,016
Increase in unrecognized tax benefits as a result of tax positions taken during the year	1,478	1,412	2,376
Increase (decrease) in unrecognized tax benefits as a result of tax positions taken during a prior year	974		(869)
Decrease in unrecognized tax benefits as a result of statue of limitation expirations and tax audits	(6,735)	(2,358)	(890)
Balance at end of year	$ 14,404	$ 18,687	$ 19,633